As filed via EDGAR with the Securities and Exchange Commission on December 5, 2000.

                                                               File No. 811-7843
                                                      Registration No. 333-13317
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|

                         Pre-Effective Amendment No.                         |_|

                         Post-Effective Amendment No. 7                      |X|

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |_|

                                 Amendment No. 9                             |X|
                         -------------------------------
                            MUTUAL FUND SELECT GROUP
               (Exact Name of Registrant as Specified in Charter)


                                 1211 Avenue of the Americas
                            New York, New York 10036
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600

                                   Copies to:

George Martinez, Esq.      Peter Eldridge             Sarah Cogan, Esq.
BISYS Fund Services, Inc.  Chase Manhattan Bank       Simpson Thacher & Bartlett
3435 Stelzer Road          270 Park Avenue            425 Lexington Avenue
Columbus, Ohio  43219      New York, New York 10017   New York, New York 10017
--------------------------------------------------------------------------------

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

         [ ]     Immediately upon filing pursuant to        [ ]     on (         ) pursuant to
                 paragraph (b)                                      paragraph (b)
         [x]     60 days after filing pursuant to           [ ]     on (             ) pursuant to
                 paragraph (a)(1)                                   paragraph (a)(1)
         [ ]     75 days after filing pursuant to           [ ]     on (          ) pursuant to
                 paragraph (a)(2)                                   paragraph (a)(2) rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                -------------

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its series of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on December 23, 1996 and the Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1999 was filed on January 19, 2000.

--------------------------------------------------------------------------------
SUBJECT TO COMPLETION -- DECEMBER 1, 2000
--------------------------------------------------------------------------------

SELECT TAX FREE
INCOME FUND

SELECT NEW YORK
INTERMEDIATE TAX
FREE INCOME FUND

SELECT
INTERMEDIATE
BOND FUND

SELECT BOND FUND

Chase Vista
Select Funds

THIS PROSPECTUS OFFERS:

CLASS A AND CLASS B SHARES



The Securities and
Exchange Commission
has not approved or
disapproved these
securities or determined
if ths prospectus
is truthful or complete.
Any representation to the
contrary is a criminal
offense.

PROSPECTUS       , 2000

[CHASE VISTA FUNDS(SM) LOGO]

                                                                     xxxx-1-xxxx

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. The prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


-------------------------------------------------------------
 INFORMATION ABOUT THE FUNDS
-------------------------------------------------------------
 SELECT TAX FREE INCOME FUND                           1
 SELECT NEW YORK INTERMEDIATE TAX FREE INCOME
 FUND                                                  8
 SELECT INTERMEDIATE BOND FUND                        16
 SELECT BOND FUND                                     24

-------------------------------------------------------------
 FUND MANAGEMENT
-------------------------------------------------------------
 THE INVESTMENT ADVISER                               32
 PORTFOLIO MANAGERS                                   33

-------------------------------------------------------------
 HOW YOUR ACCOUNT WORKS                               34
-------------------------------------------------------------
 ABOUT SALES CHARGES                                  34
 BUYING FUND SHARES                                   36
 SELLING FUND SHARES                                  38
 EXCHANGING FUND SHARES                               39
 OTHER INFORMATION CONCERNING THE FUNDS               39
 DISTRIBUTIONS AND TAXES                              40

-------------------------------------------------------------
 SHAREHOLDER SERVICES                                 42
-------------------------------------------------------------

-------------------------------------------------------------
 WHAT THE TERMS MEAN                                  43
-------------------------------------------------------------

-------------------------------------------------------------
 MORE INFORMATION                             Back cover
-------------------------------------------------------------

-------------------------------------------------------------
CHASE VISTA SELECT TAX FREE INCOME FUND
-------------------------------------------------------------

[BEGIN SIDE BAR]

The Fund's
objective

The Fund seeks to
provide monthly
dividends that are
excluded from gross
income and to
protect the value of
your investment by
investing primarily
in municipal
obligations.

[END SIDE BAR]

The Fund's approach

As a fundamental policy, the Fund normally invests at least 80% of its net assets in municipal obligations whose interest payments are:

o   excluded from gross income

o   excluded from the federal alternative
    minimum tax on individuals

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. It may also invest in unrated securities which the advisers believe are of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

CHASE VISTA SELECT TAX FREE INCOME FUND

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies--including its investment objective--without shareholder approval.[logo]

[BEGIN SIDE BAR]

FREQUENCY OF TRADING
How frequently the Fund buys
and sells securities will vary
from year to year, depending
on market conditions.

[END SIDE BAR]

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Select Tax Free Income Fund.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity. A number of issuers have a recent history of significant financial difficulties. More than 5% of the Fund's assets may be invested in any one municipality, which could increase this risk.

Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or

CHASE VISTA SELECT TAX FREE INCOME FUND

economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The value of zero coupon securities and inverse floaters tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without it.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that are significantly more than the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.[logo]

[BEGIN SIDE BAR]

Investments in the Fund are not
bank deposits or obligations of,
or guaranteed or endorsed by,
The Chase Manhattan Bank or
any of its affiliates and are not
insured or guaranteed by the
Federal Deposit Insurance Corporation,
the Federal Reserve Board or any other
government agency.

[END SIDE BAR]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one, five and ten years. It compares that performance to the Lehman Municipal Bond Index, a widely recognized market benchmark, and the Lipper General Municipal Debt Funds Index, representing the performance of the 30 largest municipal income funds.

Because Class A and B shares were not launched until      , the performance
shown is based on performance for Institutional Class shares of the Fund. The actual returns of Class A and B shares would have been lower than shown because Class A and B shares have higher expenses than Institutional Class shares.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase in a tax-free reorganization. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund.[logo]

YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

The performance figures in the bar
chart do not reflect any deduction for
the front-end sales load which is
assessed on Class A shares. If the load
were reflected, the performance figures
would have been lower.

[BEGIN BAR CHART PLOT POINTS]

-------------------------------
1991                   11.48%
1992                    9.13%
1993                   11.32%
1994                   -3.88%
1995                   14.44%
1996                    4.09%
1997                    9.11%
1998                    6.49%
1991                   -3.26%
2000                    X.XX%
-------------------------------

[END PLOT POINTS]

---------------------------------------
  BEST QUARTER                    5.72%
---------------------------------------
                      1st quarter, 1995

---------------------------------------
  WORST QUARTER                  -3.29%
---------------------------------------
                      1st quarter, 1994

CHASE VISTA SELECT TAX FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000:

                                PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------
 CLASS B SHARES
--------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND INDEX
--------------------------------------------------------------------------
 LIPPER GENERAL MUNICIPAL DEBT
 FUNDS INDEX
--------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.

Because Class A and B shares were not launched until      , the performance
shown is based on performance for Institutional Class shares of the Fund. The actual returns of Class A and B shares would have been lower than shown because Class A and B shares have higher expenses than Institutional Class shares.

Fees and expenses

This table describes the fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                                              MAXIMUM DEFERRED
                    MAXIMUM SALES CHARGE      SALES CHARGE (LOAD)
                    (LOAD) WHEN YOU BUY       SHOWN AS LOWER OF
                    SHARES, SHOWN AS % OF     ORIGINAL PURCHASE PRICE
                    THE OFFERING PRICE(1)     OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------
 CLASS A SHARES     4.50%                     NONE
--------------------------------------------------------------------------
 CLASS B SHARES     NONE                      5.00%
--------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                         TOTAL ANNUAL
                  MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
CLASS OF SHARES   FEES         (12b-1) FEES   EXPENSES   EXPENSES
--------------------------------------------------------------------------
 CLASS A               0.30%         0.25%        0.64%         1.19%
--------------------------------------------------------------------------
 CLASS B               0.30%         0.75%        0.64%         1.69%
--------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.
*   The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees for Class A shares are expected to be 0.00%, the actual Other Expenses for Class A and B shares are expected to be 0.45% and 0.59%, respectively, and Total Annual Fund Operating Expenses for Class A and B shares are not expected to exceed 0.75% and 1.64%, respectively. That is because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
o  you invest $10,000
o  you sell all your shares at the end of the period
o  your investment has a 5% return each year
o  you reinvest all your dividends, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


             1 YEAR   3 YEARS  5 YEARS    10 YEARS
----------------------------------------------------------
 CLASS A*    $566     $811     $1,075     $1,828
----------------------------------------------------------
 CLASS B**   $672     $833     $1,118     1,865***
----------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------
 CLASS B   $172     $533      $918      $1,865***
----------------------------------------------------

  *Assumes sales charge is deducted when shares are purchased.
 **Assumes applicable deferred sales charge is deducted when shares are sold. ***Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
CHASE VISTA SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND
--------------------------------------------------------------------------------

[BEGIN SIDE BAR]

The Fund's
objective

The Fund seeks to
provide monthly
dividends that are
excluded from gross
income and are
exempt from New
York State and New
York City personal
income taxes. It also
seeks to protect the
value of your
investment.

[END SIDE BAR]

The Fund's approach

As a fundamental policy, the Fund normally invests at least 80% of its net assets in New York municipal obligations whose interest payments are:

o excluded from gross income and exempt from New York State and New York City income taxes
o  excluded from the federal alternative minimum tax on individuals

New York municipal obligations are those issued by New York State, its political subsidiaries, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. It may also invest in unrated securities which the advisers believe are of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

The average dollar-weighted maturity of the Fund's portfolio will be between three and 10 years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies--including its investment objective--without shareholder approval.

[BEGIN SIDE BAR]

FREQUENCY OF TRADING

How frequently the Fund buys
and sells securities will vary
from year to year, depending
on market conditions.

[END SIDE BAR]

CHASE VISTA SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Select New York Intermediate Tax Free Income Fund.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. A number of municipal issuers, including the State of New York and New York City, have a history of financial problems. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity. If more than 5% of the Fund's assets are invested in any one municipality, this risk could increase.

Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Normally, the Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will be more volatile than a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that are significantly more than the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.[logo]

[BEGIN SIDE BAR]
Investments in the Fund are not
bank deposits or obligations of,
or guaranteed or endorsed by,
The Chase Manhattan Bank or
any of its affiliates and are not
insured or guaranteed by the
Federal Deposit Insurance Corporation,
the Federal Reserve Board or any
other government agency.

[END SIDE BAR]

CHASE VISTA SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND

The Fund's past performance
This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one, five and ten years. It compares that performance to the Lehman New York Municipal Bond Index and the Lehman Municipal Bond Index, widely recognized market benchmarks, and the Lipper New York Municipal Debt Funds Index, representing the performance of the 30 largest New York municipal income funds.

Because Class A and B shares were not launched until      , the performance
shown is based on performance for Institutional Class shares of the Fund. The actual returns of Class A and B shares would have been lower than shown because Class A and B shares have higher expenses than Institutional Class shares.
On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase in a tax-free reorganization. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.
The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[logo]

YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.
The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares.
If the load were reflected, the performance figures would have been lower.

[BEGIN BAR CHART PLOT POINTS]

--------------------------
1991                11.82%
1992                 9.08%
1993                11.28%
1994                -5.81%
1995                15.42%
1996                 3.06%
1997                 8.46%
1998                 6.45%
1999                -1.41%
2000                 X.XX%
--------------------------

-------------------------------------
  BEST QUARTER                  5.79%
-------------------------------------
                    1st quarter, 1995

-------------------------------------
  WORST QUARTER                -4.27%
-------------------------------------
                    1st quarter, 1994

CHASE VISTA SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND
AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000:

                               PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------
 CLASS B SHARES
--------------------------------------------------------------------------------
 LEHMAN NEW YORK MUNICIPAL
 BOND INDEX
--------------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND INDEX                                    @
--------------------------------------------------------------------------------
 LIPPER NEW YORK MUNICIPAL
 DEBT FUNDS INDEX
--------------------------------------------------------------------------------

(@) Reflects the average annual return since inception (June, 1993).
    The benchmark lacks ten years of history.
Fees and expenses

This table describes the fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                                              MAXIMUM DEFERRED
                    MAXIMUM SALES CHARGE      SALES CHARGE (LOAD)
                    (LOAD) WHEN YOU BUY       SHOWN AS LOWER OF
                    SHARES, SHOWN AS % OF     ORIGINAL PURCHASE PRICE
                    THE OFFERING PRICE(1)     OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
 CLASS A SHARES      4.5%                     NONE
--------------------------------------------------------------------------------
 CLASS B SHARES      NONE                      5.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                         TOTAL
                                                         ANNUAL FUND
                  MANAGEMENT   DISTRIBUTION   OTHER      OPERATING
CLASS OF SHARES   FEES         (12b-1) FEES   EXPENSES   EXPENSES
--------------------------------------------------------------------------------
 CLASS A          0.30%         0.25%         0.63%      1.18%
--------------------------------------------------------------------------------
 CLASS B          0.30%         0.75%         0.63%      1.68%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.
*   The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees for Class A shares are expected to be 0.00%, the actual Other Expenses for Class A and B shares are expected to be 0.45% and 0.59%, respectively, and Total Annual Fund Operating Expenses for Class A and B shares are not expected to exceed 0.75% and 1.64%, respectively. That is because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o  you invest $10,000
o  you sell all your shares at the end of the period
o  your investment has a 5% return each year
o  you reinvest all of your dividends, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

             1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
 CLASS A*    $565           $808            $1,070          $1,817
--------------------------------------------------------------------------------
 CLASS B**   $671           $830            $1,113          $1,854***
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

           1 YEAR           3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
 CLASS B   $171             $530            $913            $1,854***
--------------------------------------------------------------------------------

  *Assumes sales charge is deducted when shares are purchased.
 **Assumes applicable deferred sales charge is deducted when shares are sold. ***Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
CHASE VISTA SELECT INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

[BEGIN SIDE BAR]

The Fund's
objective

The Fund seeks as
high a high level of
income as possible as
is consistent with
reasonable risk.

[END SIDE BAR]

The Fund's main
investment strategy

Under normal market conditions, the Fund will invest at least 65% of its total assets in a broad range of investment-grade debt securities. These include debt securities issued by the U.S. Government and its agencies and authorities, investment-grade corporate bonds and other fixed income securities.
The Fund may also invest in debt securities rated Baa3 or higher by Moody's Investors Service, Inc., BBB- or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality.
The Fund's dollar weighted average maturity is between three and 10 years.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity.

The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes,

CHASE VISTA SELECT INTERMEDIATE BOND FUND

and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

[BEGIN SIDE BAR]

FREQUENCY OF TRADING
The Fund may trade securities
actively, which could increase
transaction costs (and lower
performance) and increase your
taxable dividends.

[END SIDE BAR]

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Select Intermediate Bond Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

[BEGIN SIDE BAR]

Investments in the Fund are not
bank deposits or obligations of,
or guaranteed or endorsed by,
The Chase Manhattan Bank or
any of its affiliates and are not
insured or guaranteed by the
Federal Deposit Insurance
Corporation, the Federal Reserve
Board or any other government agency.

[END SIDE BAR]

CHASE VISTA SELECT INTERMEDIATE BOND FUND

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.
The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa3 by Moody's or BBB- by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.
Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.[logo]

The Fund's past performance
This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Intermediate Government/Credit Index (formerly the Lehman Intermediate Government/Corporate Index), a widely recognized market benchmark, and the Lipper Intermediate Investment Grade Debt Funds Index, representing the performance of the 30 largest intermediate investment grade debt funds.

Because Class A shares were not launched until      , the performance shown is
based on performance for Institutional Class shares of the Fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[logo]

YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares.
If the load were reflected, the performance figures would have been lower.
[BEGIN BAR CHART PLOT POINTS]

--------------------------------------
1991                          16.06%
1992                           6.38%
1993                          10.41%
1994                          -5.37%
1995                          18.39%
1996                           1.92%
1997                           7.93%
1998                           7.22%
1999                          -0.32%
2000                           X.XX%
--------------------------------------

[END PLOT POINTS]

----------------------------------------
   BEST QUARTER                  6.32%
----------------------------------------
                     2nd quarter, 1995

----------------------------------------
   WORST QUARTER                -3.78%
----------------------------------------
                     1st quarter, 1994

CHASE VISTA SELECT INTERMEDIATE BOND FUND
AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                 PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------
 LEHMAN INTERMEDIATE
 GOVERNMENT/CREDIT INDEX
--------------------------------------------------------------------------------
 LIPPER INTERMEDIATE INVESTMENT
 GRADE DEBT FUNDS INDEX
--------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load.

Because Class A shares were not launched until      , the performance shown is
based on performance for Institutional Class shares of the Fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.
Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                              MAXIMUM DEFERRED
                    MAXIMUM SALES CHARGE      SALES CHARGE (LOAD)
                    (LOAD) WHEN YOU BUY       SHOWN AS LOWER OF
                    SHARES, SHOWN AS % OF     ORIGINAL PURCHASE PRICE
                    THE OFFERING PRICE(1)     OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
 CLASS A SHARES      4.50%                     NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                         TOTAL ANNUAL
                  MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
CLASS OF SHARES   FEES         (12b-1) FEES   EXPENSES   EXPENSES
--------------------------------------------------------------------------------
 CLASS A          0.30%        0.25%          0.85%      1.40%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.
*   The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees for Class A shares are expected to be 0.00%, the actual Other Expenses for Class A shares are expected to be 0.60% and Total Annual Fund Operating Expenses for Class A shares are not expected to exceed 0.90%. That is because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.
The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
o  you invest $10,000
o  you sell all your shares at the end of the period
o  your investment has a 5% return each year
o  you reinvest all your dividends, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


            1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
 CLASS A*   $586           $873            $1,181           $2,054
--------------------------------------------------------------------------------

*Assumes sales charge is deducted when shares are purchased.

--------------------------------------------------------------------------------
CHASE VISTA SELECT BOND FUND
--------------------------------------------------------------------------------

[BEGIN SIDE BAR]

The Fund's
objective

The Fund seeks to
provide as high a
level of income as is
consistent with
reasonable risk.

[END SIDE BAR]

The Fund's main
investment strategy

The Fund invests mainly in investment grade corporate bonds as well as other debt securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities with at least an "A" rating or the equivalent from Moody's Investors Service, Inc., Standard & Poor's Corpora-tion, or Fitch Investor's Service Inc. or in securities that are unrated but of comparable quality.
The Fund may also invest in debt securities rated Baa3 or higher by Moody's Investors Service, Inc., BBB- or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality.
The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the

CHASE VISTA SELECT BOND FUND

actual maturities according to changes in the market.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

[BEGIN SIDE BAR]

FREQUENCY OF TRADING

The Fund may trade securities
actively, which could increase
transaction costs (and lower
performance) and increase your
taxable dividends.

[END SIDE BAR]

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Select Bond Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

[BEGIN SIDE BAR]
Investments in the Fund are not
bank deposits or obligations of,
or guaranteed or endorsed by,
The Chase Manhattan Bank or
any of its affiliates and are not
insured or guaranteed by the
Federal Deposit Insurance Corpo-
ration, the Federal Reserve Board
or any other government agency.
[END SIDE BAR]

CHASE VISTA SELECT BOND FUND

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.
The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa3 by Moody's or BBB- by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.
Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.[logo]

The Fund's past performance
This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Aggregate Bond Index, a widely recognized market benchmark, and the Lipper Corporate Debt A-Rated Funds Index, representing the performance of the 30 largest corporate debt A-rated or better funds.

Because Class A and B shares were not launched until      , the performance
shown is based on performance for Institutional Class shares of the Fund. The actual returns of Class A and B shares would have been lower than shown because Class A and B shares have higher expenses than Institutional Class shares.
On January 1, 1997, the Fund received the assets of three common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.[logo]

YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.
The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares.
If the load were reflected, the performance figures would have been lower.

[BEGIN BAR CHART PLOT POINTS]

-----------------------------
1991                   15.53%
1992                    6.64%
1993                   11.40%
1994                   -3.83%
1995                   18.51%
1996                    3.20%
1997                    8.81%
1998                    7.94%
1999                   -1.05%
2000                    X.XX%
----------------------------

[END PLOT POINTS]

---------------------------------------
  BEST QUARTER                    6.07%
---------------------------------------
                      3rd quarter, 1991

---------------------------------------
  WORST QUARTER                  -2.76%
---------------------------------------
                      1st quarter, 1994

CHASE VISTA SELECT BOND FUND
AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000:

                                  PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
 A SHARES
--------------------------------------------------------------------------------
 B SHARES
--------------------------------------------------------------------------------
 LEHMAN AGGREGATE BOND INDEX
--------------------------------------------------------------------------------
 LIPPER CORP. DEBT A-RATED FUNDS
 INDEX
--------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.

Because Class A and B shares were not launched until      , the performance
shown is based on performance for Institutional Class shares of the Fund. The actual returns of Class A and B shares would have been lower than shown because Class A and B shares have higher expenses than Institutional Class shares.
Fees and expenses

This table describes the fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                                              MAXIMUM DEFERRED
                    MAXIMUM SALES CHARGE      SALES CHARGE (LOAD)
                    (LOAD) WHEN YOU BUY       SHOWN AS LOWER OF
                    SHARES, SHOWN AS % OF     ORIGINAL PURCHASE PRICE
                    THE OFFERING PRICE(1)     OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
 CLASS A SHARES      4.50%                     NONE
--------------------------------------------------------------------------------
 CLASS B SHARES      NONE                      5.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                         TOTAL ANNUAL
                  MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
CLASS OF SHARES   FEES         (12b-1) FEES   EXPENSES   EXPENSES
--------------------------------------------------------------------------------
 CLASS A          0.30%        0.25%          0.63%      1.18%
--------------------------------------------------------------------------------
 CLASS B          0.30%        0.75%          0.63%      1.68%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.
*   The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees for Class A shares are expected to be 0.00%, the actual Other Expenses for Class A and B shares are expected to be 0.45% and 0.45%, respectively, and Total Annual Fund Operating Expenses for Class A and B shares are not expected to exceed 0.75% and 1.50%, respectively. That is because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o  you invest $10,000
o  you sell all your shares at the end of the period
o  your investment has a 5% return each year
o  you reinvest all your dividends, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


             1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
 CLASS A*     $565          $808            $1,070          $1,817
--------------------------------------------------------------------------------
 CLASS B**    $671          $830            $1,113          $1,854***
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

           1 YEAR         3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------
 CLASS B    $171          $530            $913             $1,854***
--------------------------------------------------------------------------------

  *Assumes sales charge is deducted when shares are purchased.
 **Assumes applicable deferred sales charge is deducted when shares are sold. ***Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
FUNDS' INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Chase Manhattan Bank (Chase) is the investment adviser to each Fund. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation (CMC), a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, NY 10017. Chase is entitled to receive a management fee at the annual rate of 0.30% of the average daily net assets of the Funds.
Chase Fleming Asset Management Inc. (USA) (CFAM) is the sub-adviser to all of the Funds. The sub-adviser is a wholly-owned subsidiary of Chase and makes the day-to-day investment decisions for its respective Funds. Chase pays CFAM (USA) a sub-advisory fee for its services. CFAM (USA) provides discretionary investment services to institutional clients. CFAM (USA) is located at 1211 Avenue of the Americas, New York, NY 10036.

Portfolio Managers

SELECT TAX FREE INCOME FUND
SELECT NEW YORK INTERMEDIATE TAX FREE INCOME FUND
Pamela Hunter and Richard Taormina are responsible for the day-to-day management of each of the Funds since they began. Ms. Hunter is a Managing Director of Chase and heads the team providing fixed income strategy and product development. She has held these positions for over five years and has worked for Chase and its predecessors since 1980. Mr. Taormina is a Municipal Portfolio Manager and Analyst at Chase. He joined the company in October 1997. Before joining Chase, he was a Senior Municipal Bond Trader at The Vanguard Group of Investment Companies, beginning in 1990.
SELECT INTERMEDIATE BOND FUND

Leonard Lovito, Vice President and Senior Portfolio Manager at Chase, has been responsible for the management of the Select Intermediate Bond Fund since July 1998. From 1984 to June 1998, Mr. Lovito was Vice President and Portfolio Manager at J.W. Seligman & Co., Inc., where he was responsible for managing a number of institutional portfolios and mutual funds. Before that, Mr. Lovito was in the Investment Department at Dime Savings Bank of New York.

SELECT BOND FUND
The portfolio managers are Andrew Russell, a Vice President and Portfolio Manager at Chase and Timothy Neumann, Head of the Taxable Core Investment Group at Chase. They have been responsible for the Fund since May 1998 and October 1999 respectively. Mr. Russell joined Chase in 1990 and has held several positions within the U.S. fixed income area, including portfolio analyst, taxable fixed-income trader and assistant trader. Mr. Neumann has been active in the asset management business since 1984 with experience in both managing and trading fixed income portfolios. Before joining Chase in 1997, Mr. Neumann was the portfolio manager for Lehman Brothers Global Asset Management mortgage-backed securities accounts. Prior to Lehman, he managed fixed income portfolios at Allstate Insurance.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

About sales charges

There is a sales charge to buy shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares, as explained later. There is no sales charge on the reinvestment of distributions.
For the Tax Free Income Fund, New York Tax Free Income Fund and Bond Fund, you have a choice of two different kinds of charges. Class A shares have a charge you pay when you invest. Class B shares have a deferred sales charge. You don't pay any charge when you buy the Class B shares, but you may have to pay a charge when you sell them, depending on how long you hold them.
There are a number of plans and special discounts which can decrease or even eliminate these charges.

This section explains how the two sales charges work.

CLASS A SHARES
The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors.

The Fund receives the net asset value.

--------------------------------------------------
                           TOTAL SALES CHARGE
                       AS % OF THE     AS %
AMOUNT OF              OFFERING        OF NET
INVESTMENT             PRICE           AMOUNT
IN A FUND              PER SHARE       INVESTED
--------------------------------------------------
 LESS THAN
$ 100,000                4.5%          4.71%
--------------------------------------------------
 $100,000 BUT
 UNDER $250,000         3.75%          3.90%
--------------------------------------------------
 $250,000 BUT
 UNDER $500,000         2.50%          2.56%
--------------------------------------------------
 $500,000 BUT
 UNDER $1 MILLION       2.00%          2.04%
--------------------------------------------------

There is no initial sales charge for investments of $1 million or more in a Fund.

CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets cheaper the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.

YEAR                    DEFERRED SALES CHARGE
---------------------------------------------
  1                       5%
---------------------------------------------
  2                       4%
---------------------------------------------
  3                       3%
---------------------------------------------
  4                       3%
---------------------------------------------
  5                       2%
---------------------------------------------
  6                       1%
---------------------------------------------
  7                       NONE
---------------------------------------------
  8                       NONE

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distribution can be sold without a deferred sales charge.
Vista Fund Distributors Inc. (VFD) is the distributor for the Funds. It's a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase. The Tax Free Income Fund, New York Tax Free Income Fund and Bond Fund have each adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares and up to 0.75% of the average daily net assets attributed to Class B shares. The Intermediate Bond Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.25% of the Fund's average daily net assets.
This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred. Because 12b-1 expenses are paid out of a fund's assets on an ongoing basis, over time these fees

HOW YOUR ACCOUNT WORKS

will increase the cost of your investment and may cost you more than other types of sales charges.

CLASS A OR CLASS B:
WHICH IS BETTER?

Your decision about which class of shares to buy depends on a number of factors, including the amount you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you don't want to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual operating expenses deducted from the Fund's assets.

Your investment representative should be able to advise you about the best class of shares for you.[logo]

Buying Fund shares

You can buy shares three ways:

Through your investment
representative
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks.

Your representative may set different minimum investments and earlier deadlines to buy and sell shares.

Through the Chase Vista Funds
Service Center
Complete the application form and mail it along with a check for the amount you want to invest to:

Chase Vista Funds Service Center,
P.O. Box 419392
Kansas City, MO 64141-6392

Through a Systematic
Investment Plan
You can make regular automatic purchases of at least $100. There's more on the Systematic Investment Plan later.

Whether you choose Class A or Class B shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price which is based on the next NAV calculated after the Chase Vista Service Center accepts your instructions. Each Fund calculates its NAV once each day based on prices at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The Chase Vista Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. Normally, if the Chase Vista Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.
You must provide a Social Security Number or Taxpayer Identification Number when you open an account.
Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.
TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

---------------------------------
 CHASE VISTA FUNDS SERVICE CENTER
---------------------------------
 1-800-34-VISTA
---------------------------------

MINIMUM INVESTMENTS

TYPE OF        INITIAL        ADDITIONAL
ACCOUNT        INVESTMENT     INVESTMENTS
-----------------------------------------
 REGULAR
 ACCOUNT       $2,500         $100
-----------------------------------------
 SYSTEMATIC
 INVESTMENT
 PLAN          $1,000         $100
-----------------------------------------
 IRAs          $1,000         $100
-----------------------------------------
 SEP-IRAs      $1,000         $100
-----------------------------------------
 EDUCATION
 IRAs          $  500         $100
-----------------------------------------

Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell shares you bought by check for 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. This could take more than seven business days. Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the Chase Vista Funds Service Center doesn't receive payment by 4:00 pm Eastern time on the day you buy.

If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Funds will not issue certificates for Class A shares unless you request them and they will not issue certificates for Class B shares.[logo]

HOW YOUR ACCOUNT WORKS

Selling Fund shares

You can sell your shares three ways:

Through your investment
representative
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Chase Vista Funds Service Center. Your representative might charge you for this service.

Through the Chase Vista Funds
Service Center
Call 1-800-34-VISTA. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days, or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds via electronic transfer or by wire only to a bank account on our records. We charge $10 for each transaction by wire.

Or

Send a signed letter with your instructions to:

Chase Vista Funds Service Center,
P.O. Box 419392
Kansas City, MO 64141-6392

Through a Systematic
Withdrawal Plan
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

You can sell your shares on any day the Chase Vista Funds Service Center is accepting purchase orders, either directly or through your investment representative. You'll receive the next NAV calculated after the Chase Vista Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the Chase Vista Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, a Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have signatures guaranteed for all registered owners or their legal representative if:

o  you want to sell shares with a net asset value of $100,000 or more
o you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the Chase Vista Funds Service Center for more details.[logo]

Exchanging Fund shares

You can exchange your shares for shares of the same class of certain other Chase Vista Funds at net asset value. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares three ways:

Through your investment
representative
Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the Chase Vista Funds Service Center. Your representative might charge you for this service.

Through the Chase Vista Funds
Service Center
Call 1-800-34-VISTA to ask for details.

Through a Systematic Exchange
Plan
You can automatically exchange money from one Chase Vista account to another of the same class. Call the Chase Vista Service Center for details.

If you exchange Class B shares of a Fund for class B shares of another Chase Vista Fund, you will not pay a deferred sales charge until you sell the shares of the other fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the section on Statement of Additional Information to find out more about the exchange privilege.[logo]

Other information
concerning the Funds

We may close your Fund account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized

HOW YOUR ACCOUNT WORKS

to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. A Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Trust has agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A and Class B shares of a Fund held by customers of the shareholder servicing agent.

Chase and/or VFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the fund attributable to shares of a Fund held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A shares of the Funds and Class B Shares of the Tax Free Income Fund, New York Tax Free Income Fund and Bond Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.[logo]

Distributions and taxes

The Funds can earn income and they can realize capital gain. The Funds will deduct from these earnings any expenses and then pay to shareholders the distributions.

The Funds declare dividends daily and distribute the net investment income and tax-exempt interest income monthly. Net capital gain is distributed annually. You have three options for your distributions.
o  Reinvest all of them in additional Fund shares without a sales charge;
o Take distributions of net investment income and tax-exempt interest income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or
o Take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes but will generally be subject to state and local taxes. However, for the New York Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on tax-exempt income from New York municipal obligations. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.[logo]

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Shareholder services

SYSTEMATIC INVESTMENT PLAN
Regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the Chase Vista Funds Service Center. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
Make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 of Class A shares or $20,000 of Class B shares to start the plan. Call 1-800-34-VISTA for complete instructions.

SYSTEMATIC EXCHANGE
Transfer assets automatically from one Vista account to another on a regular basis. It's a free service.[logo]

What the terms mean

COLLATERALIZED MORTGAGE
OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.
DOLLAR-WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the issuers of the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of the debt security in the Fund's portfolio, the more weight it gets in calculating this average.
FORWARD COMMITMENTS: A type of investment where the Fund buys securities to be delivered in the future.

INTEREST RATE CAPS: Financial instruments where payment occurs if an interest rate index exceeds the cap rate. The cap rate is set ahead of time and is tied to a specific index.

INVERSE FLOATERS: Instruments whose interest rates move in the opposite direction from the interest rate on another security or the value of an index.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: Maturity is the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.
MORTGAGE-RELATED SECURITIES: Securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.
MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For these securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not subject to federal income taxes.

SHAREHOLDER SERVICES

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: A type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account. STRIPPED OBLIGATIONS: debt securities which are separately traded.
YIELD CURVE: A measure showing the relationship among yields of similar bonds with different maturities.

ZERO COUPON SECURITIES: Debt securities which do not pay regular interest payments. Instead, they are sold at substantial discounts from their value at maturity.[logo]

--------------------------------------------------------------------------------
HOW TO REACH US
--------------------------------------------------------------------------------

More information

You'll find more information about the Funds in the following documents:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.
STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-34-VISTA or writing to:

Chase Vista Fund Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the Internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-7843

Chase Vista Funds
Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

                                     PART C

                            MUTUAL FUND SELECT GROUP
                            PART C. OTHER INFORMATION

ITEM 23.   Exhibits

Exhibit
Number
-------
1           Declaration of Trust (1)
2           By-laws. (1)
3           None.
4(a)        Form of Investment Advisory Agreement. (1)

4(b)        Form of Sub-Advisory Agreement between The Chase Manhattan
            Bank and Chase Asset Management, Inc.(1)
4(c)        Form of Investment Subadvisory Agreement between The Chase
            Manhattan Bank and Chase Asset Management (London) Limited (1)
5           Form of Proposed Distribution and Sub-Administration Agreement. (1)
6(a)        Form of Retirement Plan for Eligible Trustees.(2)
6(b)        Form of Deferred Compensation Plan for Eligible Trustees. (2)
7           Form of Custodian Agreement. (1)
8(a)        Form of Transfer Agency Agreement. (1)
8(b)        Form of Administration Agreement. (1)

9           Opinion re: Legality of Securities being Registered. (4)
10          Consent of Price Waterhouse LLP (5)
11          Financial statements

                 In Part B:      Financial Statements and the Reports thereon
                                 for the Funds filed herein are incorporated by
                                 reference into Part B as part of the 1999
                                 Annual Reports to Shareholders for such Funds
                                 as filed with the Securities and Exchange
                                 Commission by Mutual Fund Select Group on Form
                                 N-30D on January 5, 2000, accession number
                                 0000950146 and 0000950146-00-000022,
                                 which are incorporated into Part B by
                                 reference.

12          None.
13          Form of Share Purchase Agreement. (3)
14          Financial Data Schedules (5)
15          None.
24          Powers of Attorney (4)

--------------------

(1) Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-13317) as filed with the Securities and Exchange Commission on October 2, 1996.
(2) Incorporated by reference to Amendment No. 6 to the Registration Statement on Form N-1A of Mutual Fund Group (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.
(3) Filed as an exhibit to Pre-effective Amendment No. 1 as filed with the Securities and Exchange Commission on November 15, 1996.
(4) Filed as an exhibit to Pre-effective Amendment No. 2 as filed with the Securities and Exchange Commission on December 19, 1996.
(5) Filed herewith.

ITEM 24.  Persons Controlled by or Under Common
          Control with Registrant

          Not applicable

ITEM 25.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26(a).  Business and Other Connections of Investment Adviser

             The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

             To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.

                                                                                Principal Occupation or Other
                                       Position with                            Employment of a Substantial
Name                                   the Adviser                              Nature During Past Two Years
----                                   -------------                            -----------------------------

Thomas G. Labreque                     President and Chief Operating Officer    Chairman, Chief Executive Officer
                                       and Director                             and a Director of The Chase
                                                                                Manhattan Corporation and a
                                                                                Director of AMAX, Inc.

M. Anthony Burns                       Director                                 Chairman of the Board, President
                                                                                and Chief Executive Officer of
                                                                                Ryder System, Inc.



H. Laurance Fuller                     Director                                 Chairman, President, Chief
                                                                                Executive Officer and Director of
                                                                                Amoco Corporation and Director of
                                                                                Abbott Laboratories

Henry B. Schacht                       Director                                 Chairman and Chief Executive
                                                                                Officer of Cummins Engine
                                                                                Company, Inc. and a Director of
                                                                                each of American Telephone and
                                                                                Telegraph Company and CBS Inc.

James L. Ferguson                      Director                                 Retired Chairman and Chief
                                                                                Executive Officer of General Foods
                                                                                Corporation

William H. Gray III                    Director                                 President and Chief Executive
                                                                                Officer of the United Negro College
                                                                                Fund, Inc.

Frank A. Bennack, Jr.                  Director                                 President and Chief Executive Officer
                                                                                The Hearst Corporation

Susan V. Berresford                    Director                                 President, The Ford Foundation

Melvin R. Goodes                       Director                                 Chairman of the Board and Chief Executive
                                                                                Officer, The Warner-Lambert Company

George V. Grune                        Director                                 Retired Chairman and Chief Executive
                                                                                Officer, The Reader's Digest Association,
                                                                                Inc.; Chairman, The DeWitt Wallace-
                                                                                Reader's Digest Fund; The Lila-Wallace
                                                                                Reader's Digest Fund

William B. Harrison, Jr.               Vice Chairman of the Board

Harold S. Hook                         Director                                 Chairman and Chief Executive Officer,
                                                                                General Corporation

Helen L. Kaplan                        Director                                 Of Counsel, Skadden, Arps, Slate, Meagher
                                                                                & Flom

Walter V. Shipley                      Chairman of the Board and
                                       Chief Executive Officer

Andrew C. Sigler                       Director                                 Chairman of the Board and Chief
                                                                                Executive Officer, Champion International
                                                                                Corporation
 .
John R. Stafford                       Director                                 Chairman, President and Chief Executive
                                                                                Officer, American Home Products
                                                                                Corporation

Marina v. N. Whitman                   Director                                 Professor of Business Administration and
                                                                                Public Policy, University of Michigan

Item 26(b)

Chase Asset Management ("CAM") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                                   Principal Occupation or Other
                      Position with                Employment of a Substantial
Name                  the Sub-Advisor              Nature During Past Two Years
----                  ---------------              ----------------------------
James Zeigon          Chairman and Director        Director of Chase
                                                   Asset Management
                                                   (London) Limited

Steven Prostano       Executive Vice President     Chief Operating Officer
                      and Chief Operating Officer  and Director of Chase
                                                   Asset Management
                                                   (London) Limited

Mark Richardson       President and Chief          Chief Investment Officer
                      Investment Officer           and Director of Chase
                                                   Asset Management
                                                   (London) Limited

Item 26(c)

        Chase Asset Management (London) Limited ("CAM London") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of CAM London, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of CAM London also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                           Principal Occupation or Other
                     Position with         Employment of a Substantial
Name                 the Sub-Advisor       Nature During Past Two Years
----                 ---------------       ----------------------------
Michael Browne       Director              Fund Manager, The Chase Manhattan
                                           Bank, N.A.; Fund Manager, BZW
                                           Investment Management

David Gordon Ross    Director              Head of Global Fixed Income
                                           Management, Chase Asset
                                           Management, Inc.; Vice President,
                                           The Chase Manhattan Bank, N.A.

Brian Harte          Director              Investment Manager, The Chase
                                           Manhattan Bank, N.A.

Cornelia L. Kiley    Director

James Zeigon         Director              Chairman and Director of Chase
                                           Asset Management, Inc.

Mark Richardson      Chief Investment      Director, President and Chief
                     Officer and Director  Operating Officer of Chase Asset
                                           Management, Inc.

Steve Prostano       Chief Operating       Director, Executive Vice President
                     Officer and           and Chief Operating Officer of Chase
                     Director              Asset Management, Inc.

ITEM 27.  Principal Underwriters

          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for Mutual Fund Group, Mutual Fund Trust and Mutual Fund Select Trust.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                    Position and Offices                                Position and Offices
Name and Address                    with Distributor                                    with the Registrant
----------------                    --------------------                                --------------------

Lynn J. Mangum                      Chairman                                             None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan                  Director and Exec. Vice President                    None
150 Clove Street
Little Falls, NJ 07424

Lee W. Schultheis                   President                                            None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez                  Senior Vice President                                None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                        Vice President                                       None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                       Vice President/Compliance                            None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                     Vice President                                       None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                      Vice President                                       None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro                   Assistant Secretary                                  None
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                         Assistant Secretary                                  None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                      Executive Vice President/COO                         None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                          Vice President/CFO                                   None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                    Vice President                                       None
3435 Stelzer Road
Columbus, OH 43219

          (c) Not applicable

ITEM 28.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                               Address
                  ----                               -------
Vista Fund Distributors, Inc.                        101 Park Avenue,
                                                     New York, NY 10178

DST Systems, Inc.                                    210 W. 10th Street,
                                                     Kansas City, MO 64105

The Chase Manhattan Bank                             270 Park Avenue,
                                                     New York, NY 10017

Chase Asset Mangement, Inc.                          1211 Avenue of the
                                                     Americas,
                                                     New York, NY 10036

Chase Asset Management, Ltd. (London)                Colvile House
                                                     32 Curzon Street
                                                     London, England W1Y8AL

The Chase Manhattan Bank                             One Chase Square,
                                                     Rochester, NY 14363

ITEM 29.  Management Services

          Not applicable

ITEM 30.  Undertakings

                  (1) Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                  (2) The Registrant, on behalf of the Funds, undertakes, provided the information required by Item 5A is contained in the latest annual report to shareholders, to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 5th day of December, 2000.

                                              MUTUAL FUND SELECT GROUP

                          By /s/ H. Richard Vartabedian
                             --------------------------
                             H. Richard Vartabedian
                             President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             *                     Chairman and Trustee            December 5, 2000
-------------------------------
    Fergus Reid, III

/s/ H. Richard Vartabedian         President                       December 5, 2000
-------------------------------    and Trustee
    H. Richard Vartabedian

             *                     Trustee                         December 5, 2000
-------------------------------
    William J. Armstrong

             *                     Trustee                         December 5, 2000
-------------------------------
    John R.H. Blum

             *                     Trustee                         December 5, 2000
-------------------------------
    Stuart W. Cragin, Jr.

             *
-------------------------------    Trustee                         December 5, 2000
    Roland R. Eppley, Jr.

             *                     Trustee                         December 5, 2000
-------------------------------
    Joseph J. Harkins

             *                     Trustee                         December 5, 2000
-------------------------------
    Sarah E. Jones

             *
-------------------------------    Trustee                         December 5, 2000
    W.D. MacCallan

             *
-------------------------------    Trustee                         December 5, 2000
    W. Perry Neff

             *                     Trustee                         December 5, 2000
-------------------------------
    Leonard M. Spalding, Jr.

             *                     Trustee                         December 5, 2000
-------------------------------
    Irv Thode

             *                     Trustee                         December 5, 2000
-------------------------------
    Richard E. Ten Haken

/s/ Martin R. Dean                 Treasurer and                   December 5, 2000
-------------------------------    Principal Financial
    Martin R. Dean                 Officer

/s/ H. Richard Vartabedian         Attorney in                     December 5, 2000
-------------------------------    Fact
    H. Richard Vartabedian